Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The information below has been prepared in accordance with the SEC’s pay-versus-performance disclosure rules, which include a measure called “Compensation Actually Paid” (CAP).
It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the year set forth in the table or at all. For a fulsome description of our executive compensation program and the alignment of executive compensation and performance for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), please refer to the Compensation Discussion and Analysis in this Information Statement.
2023 PAY-VERSUS-PERFORMANCE TABLE
Year (a)	Summary Compensation Table Total for First (Current) PEO(A) (b)	Compensation Actually Paid to First (Current) PEO(A) (c)	Summary Compensation Table Total for Second (Former) PEO(A) (b)	Compensation Actually Paid to Second (Former) PEO(A) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(A) (d)	Average Compensation Actually Paid to Non-PEO NEOs(A) (e)	Value of Initial Fixed $100 Investment Based on		Net Income (in millions)(C) (h)	EICP Earnings (in millions)(D) (i)
							Total Shareholder Return(B) (f)	Peer Group Total Shareholder Return(B) (g)
2023(E)	$4,586,867	$3,583,871	─	─	$1,879,380	$1,705,356	$113	$112	$812	$813
2022(E)	$3,088,519	$4,692,922	─	─	$1,548,720	$1,920,993	$113	$120	$600	$795
2021(E)	$4,472,412	$1,933,825	─	─	$1,628,645	$1,049,777	$94	$118	$(426)	$719
2020(E)	$6,369,579	$2,160,679	$4,904,319	$189,353	$3,274,389	$1,193,932	$87	$100	$505	$736
(A)
The amounts reported in the “Compensation Actually Paid to First (Current) PEO,” “Compensation Actually Paid to Second (Former) PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the current PEO, former PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on Sempra’s stock price. See the 2023 Summary Compensation Table (SCT) for the amounts of the current PEO’s and each of the Non-PEO NEO’s base salary, EICP award and certain other compensation and the 2023 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options, if any, during 2023.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

First PEO (Current PEO): SCT Total Compensation to CAP Reconciliation
Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2023	$4,586,867	$(1,471,963)	$1,605,094	$(1,193,324)	$57,197	$3,583,871
2022	$3,088,519	$(1,348,006)	$2,883,132	─	$69,277	$4,692,922
2021	$4,472,412	$(1,255,825)	$202,289	$(1,546,479)	$61,428	$1,933,825
2020	$6,369,579	$(1,800,889)	$529,256	$(2,984,800)	$47,533	$2,160,679
Second PEO (Former PEO): SCT Total Compensation to CAP Reconciliation
Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2023	─	─	─	─	─	─
2022	─	─	─	─	─	─
2021	─	─	─	─	─	─
2020	$4,904,319	$(1,108,983)	$(951,361)	$(2,676,222)	$21,600	$189,353
Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation
Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2023	$1,879,380	$(706,945)	$751,235	$(260,441)	$42,127	$1,705,356
2022	$1,548,720	$(970,784)	$1,312,491	$(15,449)	$46,015	$1,920,993
2021	$1,628,645	$(538,368)	$129,927	$(207,724)	$37,297	$1,049,777
2020	$3,274,389	$(746,517)	$322,265	$(1,692,927)	$36,722	$1,193,932
(1)
The amounts in this column are equal to the amounts in the “Stock Awards” column of the 2023 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such amounts), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
First PEO (Current PEO): Equity Award Values Included in CAP
Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock Award Values Included in CAP
2023	$1,059,930	$518,050	─	$27,114	$1,605,094
2022	$1,845,640	$963,676	─	$73,816	$2,883,132
2021	$1,261,881	$(1,014,052)	─	$(45,540)	$202,289
2020	$1,740,517	$(1,231,612)	─	$20,351	$529,256
Second PEO (Former PEO): Equity Award Values Included in CAP
Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock Award Values Included in CAP
2023	─	─	─	─	─
2022	─	─	─	─	─
2021	─	─	─	─	─
2020	─	$(1,896,159)	$271,097	$673,701	$(951,361)
Non-PEO NEOs: Equity Award Values Included in CAP
Year	Average Year- End Fair Value of Current Year Unvested Equity Awards(i)	Average Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock Award Values Included in CAP
2023	$522,873	$215,984	─	$12,378	$751,235
2022	$854,833	$422,955	─	$34,703	$1,312,491
2021	$540,967	$(402,501)	─	$(8,539)	$129,927
2020	$726,168	$(411,730)	─	$7,827	$322,265
(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in Sempra’s stock price. The year-end price of Sempra’s common stock was $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2023 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2023 Summary Compensation Table are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

(B)
SoCalGas does not have publicly traded common stock, and the Equity Awards granted to the PEOs and Non-PEO NEOs are all based in Sempra common stock. As a result, the TSR shown in the table is Sempra’s TSR. The cumulative TSR reflected in each of columns (f) and (g) reflects a four-year measurement period for 2023, a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends. Consistent with the performance graph included in the 2023 Annual Report, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as the peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization.

As part of our compensation program, Equity Awards were granted to our named executive officers in 2020, 2021, 2022 and 2023 that use multiple performance measures, including Sempra TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column (g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on Sempra’s TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—What were the performance goals for the 2023 performance-based restricted stock units?” in the Compensation Discussion and Analysis in this Information Statement.

The value of Sempra’s TSR is impacted by changes in Sempra’s stock price. The year-end price of Sempra’s common stock was $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

(C)	Net income represents the amount of net income reflected in our audited financial statements for the applicable fiscal year and includes preferred stock dividends.

CAP, as reported in columns (c) and (e), includes cash awards under the EICP. The company financial performance measure under the plan is EICP Earnings. A description of EICP Earnings and its relationship to net income is provided below in footnote (D).

(D)
Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that EICP Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used to link CAP for the most recently completed fiscal year to company performance. The SoCalGas Board of Directors uses EICP Earnings, a non-GAAP financial measure, as the company financial performance measure in the EICP. The amount reported in column (i), which represents earnings used for EICP purposes (or EICP Earnings), is calculated as SoCalGas’s GAAP net income, excluding preferred stock dividends and subject to certain other predefined adjustments. EICP Earnings may be higher or lower than earnings reported in our financial statements (labeled as “earnings attributable to common shares” or “GAAP Earnings”) due to these adjustments, which are described in “Compensation Components—Performance-Based Annual Bonuses—How were the EICP earnings goals determined?” and “—What adjustments were applied to GAAP earnings to determine EICP earnings?” in the Compensation Discussion and Analysis in this Information Statement. For additional information about the performance measures used in the EICP, see “Compensation Components—Performance-Based Annual Bonuses—What were the 2022 annual bonus performance goals for the named executive officers?” and “—What were the performance results for the 2023 Executive Incentive Compensation Plan?” in the Compensation Discussion and Analysis in this Information Statement.

(E)
The current PEO for 2023, 2022, 2021 and August-December 2020 was Mr. Drury. The former PEO for January-July 2020 was Mr. J. Bret Lane. The Non-PEO NEOs for 2022 were Mss. Brown and DeMontigny and Messrs. Cho and Barrett, the Non-PEO NEOs for 2021 were Mss. Brown and DeMontigny and Messrs. Cho and Jeffery L. Walker and the Non-PEO NEOs for 2020 were Mss. Brown and DeMontigny and Messrs. Cho and Barrett.

Company Selected Measure Name			EICP Earnings
Named Executive Officers, Footnote
(E)
The current PEO for 2023, 2022, 2021 and August-December 2020 was Mr. Drury. The former PEO for January-July 2020 was Mr. J. Bret Lane. The Non-PEO NEOs for 2022 were Mss. Brown and DeMontigny and Messrs. Cho and Barrett, the Non-PEO NEOs for 2021 were Mss. Brown and DeMontigny and Messrs. Cho and Jeffery L. Walker and the Non-PEO NEOs for 2020 were Mss. Brown and DeMontigny and Messrs. Cho and Barrett.

Peer Group Issuers, Footnote
(B)
SoCalGas does not have publicly traded common stock, and the Equity Awards granted to the PEOs and Non-PEO NEOs are all based in Sempra common stock. As a result, the TSR shown in the table is Sempra’s TSR. The cumulative TSR reflected in each of columns (f) and (g) reflects a four-year measurement period for 2023, a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends. Consistent with the performance graph included in the 2023 Annual Report, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as the peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization.

As part of our compensation program, Equity Awards were granted to our named executive officers in 2020, 2021, 2022 and 2023 that use multiple performance measures, including Sempra TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column (g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on Sempra’s TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—What were the performance goals for the 2023 performance-based restricted stock units?” in the Compensation Discussion and Analysis in this Information Statement.

The value of Sempra’s TSR is impacted by changes in Sempra’s stock price. The year-end price of Sempra’s common stock was $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

Adjustment To PEO Compensation, Footnote
(A)
The amounts reported in the “Compensation Actually Paid to First (Current) PEO,” “Compensation Actually Paid to Second (Former) PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the current PEO, former PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on Sempra’s stock price. See the 2023 Summary Compensation Table (SCT) for the amounts of the current PEO’s and each of the Non-PEO NEO’s base salary, EICP award and certain other compensation and the 2023 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options, if any, during 2023.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

First PEO (Current PEO): SCT Total Compensation to CAP Reconciliation
Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2023	$4,586,867	$(1,471,963)	$1,605,094	$(1,193,324)	$57,197	$3,583,871
2022	$3,088,519	$(1,348,006)	$2,883,132	─	$69,277	$4,692,922
2021	$4,472,412	$(1,255,825)	$202,289	$(1,546,479)	$61,428	$1,933,825
2020	$6,369,579	$(1,800,889)	$529,256	$(2,984,800)	$47,533	$2,160,679
Second PEO (Former PEO): SCT Total Compensation to CAP Reconciliation
Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2023	─	─	─	─	─	─
2022	─	─	─	─	─	─
2021	─	─	─	─	─	─
2020	$4,904,319	$(1,108,983)	$(951,361)	$(2,676,222)	$21,600	$189,353
(1)
The amounts in this column are equal to the amounts in the “Stock Awards” column of the 2023 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such amounts), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
First PEO (Current PEO): Equity Award Values Included in CAP
Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock Award Values Included in CAP
2023	$1,059,930	$518,050	─	$27,114	$1,605,094
2022	$1,845,640	$963,676	─	$73,816	$2,883,132
2021	$1,261,881	$(1,014,052)	─	$(45,540)	$202,289
2020	$1,740,517	$(1,231,612)	─	$20,351	$529,256
Second PEO (Former PEO): Equity Award Values Included in CAP
Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock Award Values Included in CAP
2023	─	─	─	─	─
2022	─	─	─	─	─
2021	─	─	─	─	─
2020	─	$(1,896,159)	$271,097	$673,701	$(951,361)
(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in Sempra’s stock price. The year-end price of Sempra’s common stock was $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2023 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2023 Summary Compensation Table are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Non-PEO NEO Average Total Compensation Amount			$ 1,879,380	$ 1,548,720	$ 1,628,645	$ 3,274,389
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,705,356	1,920,993	1,049,777	1,193,932
Adjustment to Non-PEO NEO Compensation Footnote
(A)
The amounts reported in the “Compensation Actually Paid to First (Current) PEO,” “Compensation Actually Paid to Second (Former) PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the current PEO, former PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on Sempra’s stock price. See the 2023 Summary Compensation Table (SCT) for the amounts of the current PEO’s and each of the Non-PEO NEO’s base salary, EICP award and certain other compensation and the 2023 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options, if any, during 2023.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation
Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2023	$1,879,380	$(706,945)	$751,235	$(260,441)	$42,127	$1,705,356
2022	$1,548,720	$(970,784)	$1,312,491	$(15,449)	$46,015	$1,920,993
2021	$1,628,645	$(538,368)	$129,927	$(207,724)	$37,297	$1,049,777
2020	$3,274,389	$(746,517)	$322,265	$(1,692,927)	$36,722	$1,193,932
(1)
The amounts in this column are equal to the amounts in the “Stock Awards” column of the 2023 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such amounts), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
Non-PEO NEOs: Equity Award Values Included in CAP
Year	Average Year- End Fair Value of Current Year Unvested Equity Awards(i)	Average Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock Award Values Included in CAP
2023	$522,873	$215,984	─	$12,378	$751,235
2022	$854,833	$422,955	─	$34,703	$1,312,491
2021	$540,967	$(402,501)	─	$(8,539)	$129,927
2020	$726,168	$(411,730)	─	$7,827	$322,265
(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in Sempra’s stock price. The year-end price of Sempra’s common stock was $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2023 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2023 Summary Compensation Table are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Compensation Actually Paid vs. Total Shareholder Return
Certain CAP Relationships
The relationships between Sempra’s TSR and the peer group TSR reported in the 2023 Pay-Versus-Performance table above, as well as between CAP and Sempra’s TSR, SoCalGas net income and EICP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2023 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this Information Statement, there is some alignment between CAP and Sempra’s TSR and the company’s EICP Earnings, as these are measures that have been selected for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. Importantly, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (53% for our PEO and an average of 47% for our Non-PEO NEOs), the change in CAP over time is driven primarily by the price Sempra’s common stock and our performance against the metrics that determine vesting of our performance-based restricted stock units, which significantly influences the fair value of Equity Awards as calculated for purposes of CAP and was the primary driver of the decrease in CAP from 2022 to 2023 in spite of the slight increase in TSR and EICP Earnings over the same period. There is less alignment between CAP and the company’s net income because net income, which includes amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Compensation Actually Paid vs. Net Income
Certain CAP Relationships
The relationships between Sempra’s TSR and the peer group TSR reported in the 2023 Pay-Versus-Performance table above, as well as between CAP and Sempra’s TSR, SoCalGas net income and EICP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2023 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this Information Statement, there is some alignment between CAP and Sempra’s TSR and the company’s EICP Earnings, as these are measures that have been selected for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. Importantly, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (53% for our PEO and an average of 47% for our Non-PEO NEOs), the change in CAP over time is driven primarily by the price Sempra’s common stock and our performance against the metrics that determine vesting of our performance-based restricted stock units, which significantly influences the fair value of Equity Awards as calculated for purposes of CAP and was the primary driver of the decrease in CAP from 2022 to 2023 in spite of the slight increase in TSR and EICP Earnings over the same period. There is less alignment between CAP and the company’s net income because net income, which includes amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Compensation Actually Paid vs. Company Selected Measure
Certain CAP Relationships
The relationships between Sempra’s TSR and the peer group TSR reported in the 2023 Pay-Versus-Performance table above, as well as between CAP and Sempra’s TSR, SoCalGas net income and EICP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2023 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this Information Statement, there is some alignment between CAP and Sempra’s TSR and the company’s EICP Earnings, as these are measures that have been selected for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. Importantly, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (53% for our PEO and an average of 47% for our Non-PEO NEOs), the change in CAP over time is driven primarily by the price Sempra’s common stock and our performance against the metrics that determine vesting of our performance-based restricted stock units, which significantly influences the fair value of Equity Awards as calculated for purposes of CAP and was the primary driver of the decrease in CAP from 2022 to 2023 in spite of the slight increase in TSR and EICP Earnings over the same period. There is less alignment between CAP and the company’s net income because net income, which includes amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Total Shareholder Return Vs Peer Group
Certain CAP Relationships
The relationships between Sempra’s TSR and the peer group TSR reported in the 2023 Pay-Versus-Performance table above, as well as between CAP and Sempra’s TSR, SoCalGas net income and EICP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2023 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this Information Statement, there is some alignment between CAP and Sempra’s TSR and the company’s EICP Earnings, as these are measures that have been selected for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. Importantly, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (53% for our PEO and an average of 47% for our Non-PEO NEOs), the change in CAP over time is driven primarily by the price Sempra’s common stock and our performance against the metrics that determine vesting of our performance-based restricted stock units, which significantly influences the fair value of Equity Awards as calculated for purposes of CAP and was the primary driver of the decrease in CAP from 2022 to 2023 in spite of the slight increase in TSR and EICP Earnings over the same period. There is less alignment between CAP and the company’s net income because net income, which includes amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Tabular List, Table
Important Performance Measures
As described in the Compensation Discussion and Analysis in this Information Statement, one of the key principles of our executive compensation philosophy is to align pay with short-term and long-term company performance. In our assessment, the most important performance measures used to link executive compensation actually paid to our named executive officers for the most recently completed fiscal year to the company’s performance are listed in the table below. This list includes Safety Measures, which are non-financial performance measures.
Performance Measure	Description
EICP Earnings	See footnote (D) to the 2023 Pay-Versus-Performance table for information about the use of EICP Earnings in our 2023 executive compensation program.
Sempra Relative TSR vs. S&P 500 Utilities Index	See footnote (B) to the 2023 Pay-Versus-Performance table for information about the use of Sempra’s relative TSR in our 2023 executive compensation program.
Sempra Relative TSR vs. S&P 500 Index	See footnote (B) to the 2023 Pay-Versus-Performance table for information about the use of Sempra’s relative TSR in our 2023 executive compensation program.
Sempra EPS Growth
Our annual long-term incentive plan awards granted in 2020, 2021, 2022 and 2023 include a performance-based restricted stock unit award linked to Sempra’s relative EPS growth. The award measures the CAGR of Sempra’s EPS for the relevant three-year period, and the payout scale is based on the three-year analyst consensus estimates for the companies constituting the S&P 500 Utilities Index, excluding water companies. Calculation of EPS for purposes of the applicable LTIP award cycle includes certain adjustments, as described under “Compensation Components—Long-Term Equity-Based Incentives—What were the performance goals for the 2023 performance-based restricted stock units?” in the Compensation Discussion and Analysis in this Information Statement.

Safety and Safety Management Systems
The EICP includes safety measures and measures related to safety management systems as one of its performance measures. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—What were the performance results for the 2023 Executive Incentive Compensation Plan?”

Customer Service and Other Stakeholders
The EICP includes customer service and other stakeholder-focused measures as one of its performance measures. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—What were the performance results for the 2023 Executive Incentive Compensation Plan?” in the Compensation Discussion and Analysis in this Information Statement.

Total Shareholder Return Amount			$ 113	113	94	87
Peer Group Total Shareholder Return Amount			112	120	118	100
Net Income (Loss)			$ 812,000,000	$ 600,000,000	$ (426,000,000)	$ 505,000,000
Company Selected Measure Amount			813,000,000	795,000,000	719,000,000	736,000,000
PEO Name	Mr. Drury	Mr. J. Bret Lane	Mr. Drury	Mr. Drury	Mr. Drury
Share Price	$ 63.705		$ 74.73	$ 77.27	$ 66.14	$ 63.705	$ 75.74
Fair Value Measurement Period			4 years	3 years	2 years	1 year
Measure:: 1
Pay vs Performance Disclosure
Name			EICP Earnings
Non-GAAP Measure Description
(D)
Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that EICP Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used to link CAP for the most recently completed fiscal year to company performance. The SoCalGas Board of Directors uses EICP Earnings, a non-GAAP financial measure, as the company financial performance measure in the EICP. The amount reported in column (i), which represents earnings used for EICP purposes (or EICP Earnings), is calculated as SoCalGas’s GAAP net income, excluding preferred stock dividends and subject to certain other predefined adjustments. EICP Earnings may be higher or lower than earnings reported in our financial statements (labeled as “earnings attributable to common shares” or “GAAP Earnings”) due to these adjustments, which are described in “Compensation Components—Performance-Based Annual Bonuses—How were the EICP earnings goals determined?” and “—What adjustments were applied to GAAP earnings to determine EICP earnings?” in the Compensation Discussion and Analysis in this Information Statement. For additional information about the performance measures used in the EICP, see “Compensation Components—Performance-Based Annual Bonuses—What were the 2022 annual bonus performance goals for the named executive officers?” and “—What were the performance results for the 2023 Executive Incentive Compensation Plan?” in the Compensation Discussion and Analysis in this Information Statement.

Measure:: 2
Pay vs Performance Disclosure
Name			Sempra Relative TSR vs. S&P 500 Utilities Index
Measure:: 3
Pay vs Performance Disclosure
Name			Sempra Relative TSR vs. S&P 500 Index
Measure:: 4
Pay vs Performance Disclosure
Name			Sempra EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Safety and Safety Management Systems
Measure:: 6
Pay vs Performance Disclosure
Name			Customer Service and Other Stakeholders
Mr. Drury [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,586,867	$ 3,088,519	$ 4,472,412	$ 6,369,579
PEO Actually Paid Compensation Amount			3,583,871	4,692,922	1,933,825	2,160,679
Mr. J. Bret Lane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	4,904,319
PEO Actually Paid Compensation Amount			0	0	0	189,353
PEO | Mr. Drury [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,471,963)	(1,348,006)	(1,255,825)	(1,800,889)
PEO | Mr. Drury [Member] | Adjusted Equity Awards Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,605,094	2,883,132	202,289	529,256
PEO | Mr. Drury [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,193,324)	0	(1,546,479)	(2,984,800)
PEO | Mr. Drury [Member] | Adjusted Change in Pension Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,197	69,277	61,428	47,533
PEO | Mr. Drury [Member] | Year-End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,059,930	1,845,640	1,261,881	1,740,517
PEO | Mr. Drury [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,050	963,676	(1,014,052)	(1,231,612)
PEO | Mr. Drury [Member] | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Drury [Member] | Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,114	73,816	(45,540)	20,351
PEO | Mr. J. Bret Lane [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,108,983)
PEO | Mr. J. Bret Lane [Member] | Adjusted Equity Awards Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(951,361)
PEO | Mr. J. Bret Lane [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(2,676,222)
PEO | Mr. J. Bret Lane [Member] | Adjusted Change in Pension Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	21,600
PEO | Mr. J. Bret Lane [Member] | Year-End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. J. Bret Lane [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,896,159)
PEO | Mr. J. Bret Lane [Member] | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	271,097
PEO | Mr. J. Bret Lane [Member] | Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	673,701
Non-PEO NEO | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(706,945)	(970,784)	(538,368)	(746,517)
Non-PEO NEO | Adjusted Equity Awards Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			751,235	1,312,491	129,927	322,265
Non-PEO NEO | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(260,441)	(15,449)	(207,724)	(1,692,927)
Non-PEO NEO | Adjusted Change in Pension Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,127	46,015	37,297	36,722
Non-PEO NEO | Year-End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			522,873	854,833	540,967	726,168
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			215,984	422,955	(402,501)	(411,730)
Non-PEO NEO | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value Between Prior Year-End and Vest Date of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 12,378	$ 34,703	$ (8,539)	$ 7,827